Financial Instruments (Details) - Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Level 3 of fair value hierarchy [member] | Private Warrants [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Fair value	$ 100
Valuation Technique	The fair value of the Private Warrants is estimated using the Black-Scholes option pricing formula for European calls, since the underlying stock is not expected to pay dividends over the term of the Warrants.
Significant unobservable input	Volatility of 36.6% (2022: 36.6%)
Relationship between significant unobservable input to fair value	The higher (lower) the volatility, the higher (lower) the fair value.
Level 3 of fair value hierarchy [member] | Private Warrants in Escrow [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Fair value	$ 561
Valuation Technique	The fair value of the Private Warrants in escrow is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.
Significant unobservable input	Volatility of 36.6% (2022: 37.5%)
Relationship between significant unobservable input to fair value	The higher (lower) the volatility, the higher (lower) the fair value.
Level 3 of fair value hierarchy [member] | Shares Held in Escrow [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Fair value	$ 30,399
Valuation Technique	The fair value of the shares to be delivered is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.
Significant unobservable input	Volatility of 41.0% (2022: 36.5%)
Relationship between significant unobservable input to fair value	The higher (lower) the volatility, the higher (lower) the fair value.
+5% [Member] | Private Warrants [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Sensitivity of significant unobservable input to fair value	$ 155
+5% [Member] | Private Warrants in Escrow [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Sensitivity of significant unobservable input to fair value	877
+5% [Member] | Shares Held in Escrow [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Sensitivity of significant unobservable input to fair value	30,737
-5% [Member] | Private Warrants [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Sensitivity of significant unobservable input to fair value	55
-5% [Member] | Private Warrants in Escrow [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Sensitivity of significant unobservable input to fair value	316
-5% [Member] | Shares Held in Escrow [Member]
Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position [Line Items]
Sensitivity of significant unobservable input to fair value	$ 29,999